Expense Example, No Redemption - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - Fidelity Advisor High Income Advantage Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor High Income Advantage Fund - Class M
Expense Example, No Redemption:
1 Year	$ 517
3 Years	769
5 Years	1,041
10 Years	1,816
Fidelity Advisor High Income Advantage Fund - Class I
Expense Example, No Redemption:
1 Year	98
3 Years	309
5 Years	539
10 Years	1,199
Fidelity Advisor High Income Advantage Fund - Class A
Expense Example, No Redemption:
1 Year	518
3 Years	772
5 Years	1,046
10 Years	1,827
Fidelity Advisor High Income Advantage Fund - Class C
Expense Example, No Redemption:
1 Year	199
3 Years	619
5 Years	1,065
10 Years	2,110
Fidelity Advisor High Income Advantage Fund - Class Z
Expense Example, No Redemption:
1 Year	88
3 Years	278
5 Years	485
10 Years	$ 1,082